UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-42

                             Scudder Portfolio Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Balanced Fund
Investment Portfolio as of September 30, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                                       Shares                Value ($)
                                                                                --------------------------------------
Common Stocks 64.2%
Consumer Discretionary 9.2%
Automobiles 1.1%
Harley-Davidson, Inc.                                                                 123,200               7,323,008

Hotels Restaurants & Leisure 1.6%
International Game Technology                                                         188,400               6,772,980
YUM! Brands, Inc.                                                                     112,400               4,570,184
                                                                                                          -----------
                                                                                                           11,343,164

Internet & Catalog Retail 0.6%
eBay, Inc.*                                                                            47,900               4,403,926

Media 2.8%
Comcast Corp., "A"*                                                                   129,400               3,612,848
McGraw-Hill Companies, Inc.                                                            69,600               5,546,424
Omnicom Group, Inc.                                                                    81,700               5,969,002
Viacom, Inc., "B"                                                                     117,762               3,952,093
                                                                                                          -----------
                                                                                                           19,080,367

Multiline Retail 1.7%
Kohl's Corp.*                                                                          56,500               2,722,735
Target Corp.                                                                          195,600               8,850,900
                                                                                                          -----------
                                                                                                           11,573,635

Specialty Retail 1.4%
Bed Bath & Beyond, Inc.*                                                               38,700               1,436,157
Home Depot, Inc.                                                                       31,800               1,246,560
Lowe's Companies, Inc.                                                                 69,400               3,771,890
Staples, Inc.                                                                         102,100               3,044,622
                                                                                                          -----------
                                                                                                            9,499,229

Consumer Staples 7.9%
Beverages 1.9%
Coca-Cola Co.                                                                          91,500               3,664,575
PepsiCo, Inc.                                                                         197,250               9,596,213
                                                                                                          -----------
                                                                                                           13,260,788

Food & Drug Retailing 2.7%
Wal-Mart Stores, Inc.                                                                 251,900              13,401,080
Walgreen Co.                                                                          141,100               5,055,613
                                                                                                          -----------
                                                                                                           18,456,693

Food Products 0.7%
Dean Foods Co.*                                                                        36,900               1,107,738
Hershey Foods Corp.                                                                    61,800               2,886,678
Kellogg Co.                                                                            20,400                 868,350
                                                                                                          -----------
                                                                                                            4,862,766

Household Products 2.6%
Colgate-Palmolive Co.                                                                 157,600               7,120,368
Procter & Gamble Co.                                                                  190,100              10,288,212
                                                                                                          -----------
                                                                                                           17,408,580

Energy 5.9%
Energy Equipment & Services 2.5%
Baker Hughes, Inc.                                                                    126,600               5,534,952
Nabors Industries Ltd.*                                                               103,800               4,914,930
Schlumberger Ltd.                                                                     102,300               6,885,813
                                                                                                          -----------
                                                                                                           17,335,695

Oil & Gas 3.4%
Burlington Resources, Inc.                                                            168,100               6,858,480
ConocoPhillips                                                                         82,700               6,851,695
Devon Energy Corp.                                                                     80,000               5,680,800
EOG Resources, Inc.                                                                    60,100               3,957,585
                                                                                                          -----------
                                                                                                           23,348,560

Financials 6.3%
Banks 0.8%
Bank of America Corp.                                                                 131,800               5,710,894

Capital Markets 1.2%
Goldman Sachs Group, Inc.                                                              23,100               2,153,844
Lehman Brothers Holdings, Inc.                                                         29,900               2,383,628
Morgan Stanley                                                                         80,100               3,948,930
                                                                                                          -----------
                                                                                                            8,486,402

Consumer Finance 1.4%
American Express Co.                                                                  180,700               9,298,822

Diversified Financial Services 1.3%
Citigroup, Inc.                                                                       162,566               7,172,412
Fannie Mae                                                                             31,800               2,016,120
                                                                                                          -----------
                                                                                                            9,188,532

Insurance 1.6%
AFLAC, Inc.                                                                           112,400               4,407,204
American International Group, Inc.                                                     95,874               6,518,473
                                                                                                          -----------
                                                                                                           10,925,677

Health Care 14.6%
Biotechnology 3.1%
Amgen, Inc.*                                                                           21,400               1,212,952
Genentech, Inc.*                                                                      254,600              13,346,132
Gilead Sciences, Inc.*                                                                191,000               7,139,580
                                                                                                          -----------
                                                                                                           21,698,664

Health Care Equipment & Supplies 3.9%
Baxter International, Inc.                                                            115,500               3,714,480
Boston Scientific Corp.*                                                              124,400               4,942,412
C.R. Bard, Inc.                                                                        51,400               2,910,782
Hospira, Inc.*                                                                         18,320                 560,592
Medtronic, Inc.                                                                       126,000               6,539,400
Zimmer Holdings, Inc.*                                                                103,100               8,149,024
                                                                                                          -----------
                                                                                                           26,816,690

Health Care Providers & Services 1.4%
UnitedHealth Group, Inc.                                                              132,300               9,755,802

Pharmaceuticals 6.2%
Abbott Laboratories                                                                   182,800               7,743,408
Eli Lilly & Co.                                                                       118,700               7,127,935
Johnson & Johnson                                                                     243,254              13,702,498
Pfizer, Inc.                                                                          454,400              13,904,640
                                                                                                          -----------
                                                                                                           42,478,481

Industrials 5.0%
Aerospace & Defense 1.3%
United Technologies Corp.                                                              96,600               9,020,508

Air Freight & Logistics 0.8%
FedEx Corp.                                                                            64,600               5,535,574

Industrial Conglomerates 2.9%
3M Co.                                                                                 50,600               4,046,482
General Electric Co.                                                                  476,900              16,014,302
                                                                                                          -----------
                                                                                                           20,060,784

Information Technology 13.9%
Communications Equipment 2.1%
Cisco Systems, Inc.*                                                                  568,400              10,288,040
QUALCOMM, Inc.                                                                        103,800               4,052,352
                                                                                                          -----------
                                                                                                           14,340,392

Computers & Peripherals 2.8%
Dell, Inc.*                                                                           103,900               3,698,840
EMC Corp.*                                                                            584,200               6,741,668
International Business Machines Corp.                                                  98,900               8,479,686
                                                                                                          -----------
                                                                                                           18,920,194

IT Consulting & Services 1.4%
Accenture Ltd., "A"*                                                                  130,600               3,532,730
Fiserv, Inc.*                                                                         126,800               4,420,248
Paychex, Inc.                                                                          63,900               1,926,585
                                                                                                          -----------
                                                                                                            9,879,563

Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.                                                                           403,800               8,100,228
Linear Technology Corp.                                                               137,600               4,986,624
Texas Instruments, Inc.                                                               110,700               2,355,696
                                                                                                          -----------
                                                                                                           15,442,548

Software 5.4%
Adobe Systems, Inc.                                                                    23,400               1,157,598
Electronic Arts, Inc.*                                                                125,000               5,748,750
Intuit, Inc.*                                                                          67,800               3,078,120
Microsoft Corp.                                                                       692,500              19,147,625
Oracle Corp.*                                                                         290,700               3,279,096
Symantec Corp.*                                                                        81,800               4,489,184
                                                                                                          -----------
                                                                                                           36,900,373

Materials 0.6%
Chemicals 0.6%
Ecolab, Inc.                                                                          120,600               3,791,664

Telecommunication Services 0.8%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.                                                           81,400               3,205,532

Wireless Telecommunication Services 0.3%
AT&T Wireless Services, Inc.*                                                         152,200               2,249,516

                                                                                                          -----------
Total Common Stocks (Cost $355,483,864)                                                                   441,603,023

                                                                                    Principal
                                                                                    Amount ($)             Value ($)
                                                                                    ----------             ---------

Corporate Bonds 6.3%
Consumer Discretionary 0.8%
Comcast Cable Communications Holdings, 8.375%, 3/15/2013                            1,760,000               2,131,342
Continental Cablevision, Inc., 9.0%, 9/1/2008                                         730,000                 855,821
Cox Communications, Inc., 6.75%, 3/15/2011                                            660,000                 706,388
DaimlerChrysler NA Holdings Corp., 4.75%, 1/15/2008                                   615,000                 633,377
Liberty Media Corp.:
3.38%**, 9/17/2006                                                                  1,181,000               1,193,649
5.7%, 5/15/2013                                                                       197,000                 194,760
                                                                                                          -----------
                                                                                                            5,715,337

Energy 1.0%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013                        630,000                 742,625
Consumers Energy Co., 144A, 5.0%, 2/15/2012                                         1,040,000               1,054,512
Enterprise Products Operating LP:
144A, 4.625%, 10/15/2009                                                              490,000                 494,069
7.5%, 2/1/2011                                                                        478,000                 544,241
FirstEnergy Corp., Series B, 6.45%, 11/15/2011                                        750,000                 818,153
Pedernales Electric Cooperative, Series 02-A, 144A, 6.202%,
11/15/2032                                                                          2,255,000               2,359,722
Pemex Project Funding Master Trust, 8.5%, 2/15/2008                                   622,000                 698,973
                                                                                                          -----------
                                                                                                            6,712,295

Financials 3.0%
American General Finance Corp., MTN, 4.0%, 3/15/2011                                2,060,000               2,012,970
American General Institutional Capital, 144A, 8.125%,
3/15/2046                                                                           1,235,000               1,589,897
Capital One Bank:
5.0%, 6/15/2009                                                                       465,000                 481,552
5.75%, 9/15/2010                                                                      500,000                 533,031
Ford Motor Credit Co.:
5.8%, 1/12/2009                                                                       575,000                 595,983
6.875%, 2/1/2006                                                                    3,626,000               3,794,326
General Motors Acceptance Corp.:
5.625%, 5/15/2009                                                                     930,000                 948,057
6.75%, 1/15/2006                                                                    2,409,000               2,512,806
6.875%, 9/15/2011                                                                     436,000                 457,374
Goldman Sachs Group, Inc., 4.75%, 7/15/2013                                           816,000                 800,606
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014                               1,735,000               1,794,675
OneAmerica Financial Partners, 144A, 7.0%, 10/15/2033                               1,050,000               1,077,767
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006                                   1,752,751               1,751,717
Protective Life Secured Trs Secured, 4.0%, 4/1/2011                                 1,330,000               1,299,523
RAM Holdings Ltd., 144A, 6.875%, 4/1/2024                                           1,495,000               1,459,151
                                                                                                          -----------
                                                                                                           21,109,435

Materials 0.3%
International Paper Co., 6.75%, 9/1/2011                                            1,950,000               2,172,926

Telecommunication Services 0.1%
Miscellaneous 0.1%
BellSouth Corp., 5.2%, 9/15/2014                                                      490,000                 494,569

Utilities 1.1%
Centerior Energy Corp., Series B, 7.13%, 7/1/2007                                   1,985,000               2,175,350
Cleveland Electric Illuminating Co., 5.65%, 12/15/2013                              1,080,000               1,117,545
Consumers Energy Co., Series F, 4.0%, 5/15/2010                                     1,820,000               1,789,584
Dayton Power & Light Co., 144A, 5.125%, 10/1/2013                                     960,000                 968,666
Xcel Energy, Inc., 7.0%, 12/1/2010                                                  1,345,000               1,521,079
                                                                                                          -----------
                                                                                                            7,572,224


Total Corporate Bonds (Cost $43,159,493)                                                                   43,776,786

Foreign Bonds - US$ Denominated 2.8%
Deutsche Telekom International Finance BV:
8.0%, 6/15/2010                                                                       245,000                 293,654
8.25%, 6/15/2030                                                                    1,034,000               1,336,526
HSBC Capital Funding LP, 144A, 4.61%**, 12/29/2049                                  1,345,000               1,292,529
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008                                          2,395,000               2,419,127
Mizuho Financial Group , 8.375%, 12/29/2049                                         2,090,000               2,261,131
PacifiCorp Australia LLC, 144A, 6.15%, 1/15/2008                                      525,000                 568,018
Petroleos Mexicanos, Series P, 9.5%, 9/15/2027                                        470,000                 573,400
Petroleos Mexicanos S.A., 8.85%, 9/15/2007                                          1,295,000               1,464,645
QBE Insurance Group Ltd., 144A, 5.647%**, 7/1/2023                                  1,255,000               1,236,036
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012                                     2,445,000               2,682,730
Sociedad Concesionaria Autopista Central, 144A, 6.223%,
12/15/2026                                                                          2,250,000               2,344,027
Tyco International Group SA:
6.75%, 2/15/2011                                                                      409,000                 460,162
6.875%, 1/15/2029                                                                     454,000                 508,783
7.0%, 6/15/2028                                                                       221,000                 249,337
United Mexican States:
Series A, MTN, 6.75%, 9/27/2034                                                       420,000                 403,410
8.625%, 3/12/2008                                                                     830,000                 950,350
                                                                                                          -----------
Total Foreign Bonds - US$ Denominated (Cost $18,739,520)                                                   19,043,865

Asset Backed 3.1%
Automobile Receivables 0.7%
Daimler Chrysler Auto Trust, "A4", Series 2002-A, 4.49%,
10/6/2008                                                                           1,201,000               1,217,816
Drive Auto Receivables Trust, "A3", Series 2004-1, 144A,
3.5%, 8/15/2008                                                                     1,390,000               1,399,122
MMCA Automobile Trust:
A4, Series 2002-3, 3.57%, 8/17/2009                                                   690,000                 693,378
A4, Series 2001-4, 4.92%, 8/15/2007                                                   854,528                 863,815
B, Series 2002-1, 5.37%, 1/15/2010                                                    742,286                 740,484
                                                                                                          -----------
                                                                                                            4,914,615

Credit Card Receivables 0.0%
MBNA Credit Card Master Note Trust, "A2", Series 2004-A2,
1.91%**, 7/15/2013                                                                     85,000                  84,997

Home Equity Loans 2.3%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%,
3/25/2015                                                                           1,309,727               1,385,125
Centex Home Equity, "A6", Series 2000-B, 7.97%, 7/25/2031                           1,990,615               2,067,515
Countrywide Asset-Backed Certificates, "N1", Series 2004-2N,
144A, 5.0%, 2/25/2035                                                                 930,440                 928,126
Countrywide Home Equity Loan Trust:
A2, Series 2004-0, 1.0%**, 2/15/2034                                                2,710,000               2,707,883
Series 2004-C, 1.98%**, 1/15/2034                                                   1,605,135               1,602,903
Credit-Based Asset Serving & Securities, "AV1", Series
2004-CB6, 2.068%**, 7/25/2035                                                       1,300,000               1,300,812
First Franklin NIM Trust, Series 2004-FF6A, 144A,
5.75%, 7/25/2034                                                                    1,062,521               1,063,517
Long Beach Mortgage Loan Trust:
A3, Series 2004-1, 2.14%**, 2/25/2034                                               1,474,808               1,475,156
M3, Series 2001-4, 4.59%**, 3/25/2032                                                 350,000                 323,440
Novastar NIM Trust, Series 2004-N1, 144A, 4.458%, 2/26/2034                           286,460                 286,212
Park Place Securities NIM Trust, "A", Series 2004-WHQ-1,
144A, 2.53%, 9/25/2034                                                              2,380,000               2,379,945
                                                                                                          -----------
                                                                                                           15,520,634

Industrials 0.1%
Aerospace & Defense 0.1%
BAE System 2001 Asset Trust, "B", Series B 2001, 144A, 7.156%, 12/15/2011             980,520               1,057,791

                                                                                                          -----------
Total Asset Backed (Cost $21,723,946)                                                                      21,578,037

US Government Sponsored Agencies 0.5%
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006 (b)                                                              2,845,000               2,842,092
4.0%, 2/15/2023                                                                       910,000                 914,410
                                                                                                          -----------
Total US Government Sponsored Agencies (Cost $3,785,336)                                                    3,756,502

US Government Agency Sponsored Pass-Throughs 3.5%
Federal Home Loan Mortgage Corp., 5.0%, 6/1/2018 (f)                                1,350,000               1,336,500
Federal National Mortgage Association:
4.5% with various maturities from 12/1/2018 until 6/1/2033 (f)                      2,037,092               2,030,875
5.0% with various maturities from 6/1/2018 until 3/1/2034 (f)                       6,135,139               6,111,222
5.5% with various maturities from 10/1/2018 until 6/1/2034 (f)                      3,247,592               3,304,228
6.0% with various maturities from 11/1/2017 until 6/1/2032 (f)                      2,214,469               2,304,781
6.305%, 2/1/2008                                                                    1,714,822               1,801,262
6.31%, 6/1/2008                                                                     3,570,000               3,842,876
6.5% with various maturities from 6/1/2017 until 11/1/2033                          1,597,809               1,686,712
7.13%, 1/1/2012                                                                     1,042,984               1,112,735
8.0%, 9/1/2015                                                                        396,559                 423,581
                                                                                                          -----------
Total US Government Agency Sponsored Pass-Throughs (Cost $23,677,785)                                      23,954,772

Commercial and Non-Agency Mortgage-Backed Securities 2.3%
Chase Commercial Mortgage Securities Corp., "A1",
Series 2000-1, 7.656%, 4/15/2032                                                      993,372               1,034,854
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2,
6.75%, 9/25/2034                                                                      984,950               1,032,351
Countrywide Alternative Loan Trust, "1A1", Series 2004-J1,
6.0%, 2/25/2034                                                                       696,487                 710,831
DLJ Mortgage Acceptance Corp.:
A1B, Series 1997-CF2, 144A, 6.82%, 10/15/2030                                       1,073,151               1,155,051
A1B, Series 1997-CF1,144A, 7.6%, 5/15/2030                                          1,058,543               1,135,991
GMAC Commercial Mortgage Securities, Inc., "A3",
Series 1997-C1, 6.869%, 7/15/2029                                                     992,616               1,069,669
JP Morgan Chase Commercial Mortgage Securities:
A2, Sereis 2004-LN2, 5.115%, 7/15/2041                                              1,820,000               1,864,207
A3, Series 2002-CIB-4, 6.162%, 5/12/2034                                            1,665,000               1,834,315
Master Alternative Loan Trust:
3A1, Series 2004-5, 6.5%, 6/25/2034                                                   394,312                 409,091
8A1, Series 2004-3, 7.0%, 4/25/2034                                                   860,764                 898,697
Master Asset Securitization Trust, "8A1", Series 2003-6,
5.5%, 7/25/2033                                                                     1,357,989               1,367,039
Residential Funding Mortgage Securities I, "A1", Series 2003-S2,
5.0%, 2/25/2033                                                                       596,888                 599,048
Structured Asset Securities Corp., "2A1", Series 2003-1,
6.0%, 2/25/2018                                                                       732,027                 756,402
Wells Fargo Mortgage Backed Securities Trust, "1A1",
Series 2003-6, 5.0%, 6/25/2018                                                      2,038,911               2,065,142
                                                                                                          -----------
Total Commercial and Non-Agency Mortgage-Backed
Securities (Cost $15,963,031)                                                                              15,932,688

Collateralized Mortgage Obligations 9.4%
Fannie Mae Grantor Trust, "1A3", Series 2004-T2, 7.0%,
11/25/2043
Fannie Mae Whole Loan:                                                                655,625                 702,339
3A2B, Series 2003-W10, 3.056%, 7/25/2037                                            1,390,000               1,382,778
2A, Series 2002-W1, 7.5%, 2/25/2042                                                 1,036,516               1,118,982
5A, Series 2004-W2, 7.5%, 3/25/2044                                                 1,981,996               2,153,563
Federal Home Loan Mortgage Corp.:
AU, Series 2759, 3.5%, 5/15/2019                                                    1,275,000               1,281,448
PV, Series 2726, 3.5%, 4/15/2026                                                    1,775,000               1,783,886
NB, Series 2750, 4.0%, 12/15/2022                                                     390,000                 391,895
JA, Series 2828, 4.5%, 7/15/2009                                                    2,212,000               2,253,441
ME, Series 2691, 4.5%, 4/15/2032                                                    2,661,000               2,553,642
PE, Series 2727, 4.5%, 7/15/2032                                                    1,345,000               1,288,708
HG, Series 2543, 4.75%, 9/15/2028                                                   1,488,224               1,505,540
EG, Series 2836, 5.0%, 12/15/2032                                                   2,490,000               2,452,957
JD, Series 2778, 5.0%, 12/15/2032                                                   2,550,000               2,506,910
PD, Series 2844, 5.0%, 12/15/2032                                                   2,065,000               2,030,424
PE, Series 2721, 5.0%, 1/15/2023                                                      940,000                 941,273
PE, Series 2777, 5.0%, 4/15/2033                                                    2,550,000               2,489,839
PG, Series 2734, 5.0%, 7/15/2032                                                    1,783,000               1,753,790
UE, Series 2764, 5.0%, 10/15/2032                                                   1,910,000               1,893,520
PE, Series 2512, 5.5%, 2/15/2022                                                      935,000                 971,602
BD, Series 2453, 6.0%, 5/15/2017                                                      360,000                 377,311
3A, Series T-41, 7.5%, 7/25/2032                                                      781,846                 849,525
Federal National Mortgage Association:
NA, Series 2003-128, 4.0%, 8/25/2009                                                2,716,000               2,742,490
TU, Series 2003-122, 4.0%, 5/25/2016                                                2,092,875               2,112,889
WB, Series 2003-106, 4.5%, 10/25/2015                                               2,020,000               2,063,818
A2, Series 2002-W10, 4.7%, 8/25/2042                                                  199,295                 199,243
A2, Series 2002-W9, 4.7%, 8/25/2042                                                    53,159                  53,199
1A3, Series 2003-W18, 4.732%, 8/25/2043                                             1,350,000               1,366,280
KH, Series 2003-92, 5.0%, 3/25/2032                                                 1,420,000               1,411,053
MC, Series 2002-56, 5.5%, 9/25/2017                                                 1,082,270               1,110,109
PE, Series 2002-3, 5.5%, 8/25/2015                                                  5,050,000               5,193,629
PD, Series 2002-31, 6.0%, 11/25/2021                                                7,000,000               7,283,544
HM, Series 2002-36, 6.5%, 12/25/2029                                                  148,214                 150,692
1A2, Series 2003-W3, 7.0%, 8/25/2042                                                  812,291                 870,167
1A3, Series 2004-T3, 7.0%, 2/25/2044                                                  318,807                 341,522
FHLMC Structured Pass Through Securities, "A2B", Series T-56,
4.29%, 7/25/2036                                                                    2,660,000               2,686,264
FHLMC Structured Pass-Through Securities, "3A", Series T-58,
7.0%, 9/25/2043                                                                     1,039,155               1,113,195
Government National Mortgage Association:
GD, Series 2004-26, 5.0%, 11/16/2032                                                1,202,000               1,179,290
PD, Series 2004-30, 5.0%, 2/20/2033                                                 1,203,000               1,184,677
Residential Accredit Loans, Inc., "A5", Series 2002-QS14,
5.125%, 9/25/2032                                                                     772,351                 775,856
                                                                                                          -----------
Total Collateralized Mortgage Obligations (Cost $63,730,365)                                               64,521,290

Municipal Investments 1.9%
Dallas, TX, Airport Revenue, Industrial Airport Facilities,
6.6%, 11/1/2012 (e)                                                                 1,635,000               1,838,263
Denver, CO, School District (REV) Lease, School District
Number 01, 6.82%, 12/15/2009 (e)                                                    1,600,000               1,817,760
Hoboken, NJ, Core City General Obligation, Series B, 3.8%,
1/1/2008 (e)                                                                        1,895,000               1,914,234
Indiana, State General Obligation, Series 3, 5.15%,
7/15/2013 (e)                                                                       2,005,000               2,071,787
Myrtle Beach, SC, Hospitality Fee Revenue, Series B, 5.75%,
6/1/2019 (e)                                                                        1,440,000               1,483,718
Oregon, School District General Obligation, Series A,
Zero Coupon, 6/30/2014 (e)                                                          6,855,000               4,217,676
                                                                                                          -----------
Total Municipal Investments (Cost $13,001,741)                                                             13,343,438

Government National Mortgage Association 0.8%
3.75%, 6/20/2026                                                                    1,452,000               1,460,577
5.0%, 9/20/2033 (f)                                                                 1,213,884               1,208,735
6.0%, 7/20/2034                                                                     1,783,739               1,848,847
6.5%, 8/20/2034                                                                       744,209                 784,391
                                                                                                          -----------
Total Government National Mortgage Association (Cost $5,286,784)                                            5,302,550

US Government Backed 3.6%
US Treasury Bond, 6.0%, 2/15/2026 (b)                                               8,621,000               9,828,949
US Treasury Note:
3.125%, 10/15/2008                                                                  5,618,000               5,609,663
4.375%, 8/15/2012 (b)                                                               8,856,000               9,129,987
                                                                                                          -----------
Total US Government Backed (Cost $23,797,650)                                                              24,568,599

                                                                                     Shares             Value ($)
                                                                                     ------             ---------

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 1.76% (c)(d)
(Cost $15,715,806)                                                                 15,715,806              15,715,806

Cash Equivalents 1.8%
Scudder Cash Management QP Trust, 1.70% (a)
(Cost $12,436,687)                                                                 12,436,687              12,436,687


                                                                                         % of
                                                                                        Net Assets           Value ($)
                                                                                        ----------           ---------

Total Investment Portfolio  (Cost $616,517,687)                                         102.5             705,534,243
Other Assets and Liabilities, Net                                                        -2.5             -17,387,979
                                                                                                          -----------
Net Assets                                                                              100.0             688,146,264
                                                                                                          ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $15,693,911, which is 2.3% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

(e) Bond is insured by one of these companies:

                                                                                                     As of % of Total
                                                                                                           Investment
Insurance Coverage                                                                                          Portfolio
----------------------------------------------------------------------------------------------------------------------
AMBAC                         AMBAC Assurance Corp.                                                               0.2
----------------------------------------------------------------------------------------------------------------------
FGIC                          Financial Guaranty Insurance Company                                                1.1
----------------------------------------------------------------------------------------------------------------------
MBIA                          Municipal Bond Investors Assurance                                                  0.6
----------------------------------------------------------------------------------------------------------------------

(f) Mortgage dollar roll included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage and asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Balanced Fund


By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Balanced Fund

By:                                 /s/Julian Sluyters
                                    ------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    ------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004